Significant acquisitions and disposition - Additional Information (Detail) £ in Millions, $ in Millions	Jul. 03, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	Sep. 30, 2023 CAD ($)	Nov. 29, 2022 CAD ($)	Oct. 31, 2022 CAD ($)	Sep. 27, 2022
Statement [Line Items]
Assets		$ 2,004,992				$ 1,917,219
Liabilities		1,887,232				$ 1,809,044
Disposal groups classified as held for sale [member]
Statement [Line Items]
Assets	$ 2,600
Liabilities	2,600
Disposal groups classified as held for sale [member] | Non-Interest income [member] | Wealth Management [member]
Statement [Line Items]
Gain on sale of asset servicing activities, pre tax	69
Gain on sale of asset servicing activities, after tax	$ 77
HSBC Canada [member]
Statement [Line Items]
Percentage of voting equity interests acquired					100.00%
Cash transferred					$ 13,500
Par value of preferred shares and subordinated debt				$ 2,100
Brewin Dolphin Holdings PLC [Member]
Statement [Line Items]
Percentage of voting equity interests acquired							100.00%
Cash transferred		2,302	£ 1,564
Consideration transferred, acquisition-date fair value		2,341	£ 1,591
Purchase price allocation assign to assets		3,279
Purchase price allocation assign to Liabilities		938
Customer relationship intangible assets		1,292
Goodwill		$ 913